Financial Instruments - Schedule of Maturity of Financial Assets (Details) $ in Thousands	Jun. 30, 2025 CAD ($)
2025 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents	$ 547,386
Trade and other receivables, excluding deferred receivables	45,616
Deferred receivables	2,940
Other financial assets	411
Total contractual maturities of financial assets	596,353
2026 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	13,009
Other financial assets
Total contractual maturities of financial assets	13,009
2027 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	708
Other financial assets
Total contractual maturities of financial assets	708
2028 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	590
Other financial assets
Total contractual maturities of financial assets	590
2029 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	532
Other financial assets
Total contractual maturities of financial assets	532
Thereafter [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	1,262
Other financial assets	1,118
Total contractual maturities of financial assets	2,380
Carrying amount [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents	547,386
Trade and other receivables, excluding deferred receivables	45,616
Deferred receivables	19,041
Other financial assets	1,529
Total contractual maturities of financial assets	$ 613,572